Cover	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	BARRICK GOLD CORP
Entity Central Index Key	0000756894
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2021
Amendment Flag	false